Accounts and transactions with related parties (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Parties Tax ID	Tax ID
Country of incorporation	Country of origin
Description of nature of related party relationship	Relationship
Current payables to related parties	$ 10,069,043	$ 9,530,071
CLP [Member]
Related Parties Tax ID	Total
Current payables to related parties	$ 10,069,043	9,530,071
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	License and technical assistance
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member] | Euros [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 66,583	64,932
Banco Amambay S.A. [Member] | Commission [Member] | PYG [Member]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 0	34
Banco Amambay S.A. [Member] | Services received [Member] | PYG [Member]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 148	0
Bebidas Bolivianas BBO S.A. [Member] | Recovery of expenses [Member] | USD [Member]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Associate
Current payables to related parties	$ 44,451	0
Central Cervecera de Colombia S.A.S. [Member] | Services received [Member]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Capital contribution
Central Cervecera de Colombia S.A.S. [Member] | Recovery of expenses [Member] | USD [Member]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 14,199	0
Emprendimientos Hoteleros S.A.E.C.A [Member] | Services received [Member] | PYG [Member]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 8,481	0
Grafica y Editorial Intersuda S.A. [Member] | Purchase of products [Member] | PYG [Member]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 448	1,604
Heineken Brouwerijen B.V. [Member] | License and technical assistance [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	License and technical assistance
Heineken Brouwerijen B.V. [Member] | License and technical assistance [Member] | Euros [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,349,472	3,344,215
Heineken Brouwerijen B.V. [Member] | Services received [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Services received
Heineken Brouwerijen B.V. [Member] | Services received [Member] | PYG [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,241,991	0
Heineken Brouwerijen B.V. [Member] | Services received [Member] | USD [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,025	0
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Purchase of products
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member] | Euros [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 0	787,873
Heineken Brouwerijen B.V. [Member] | Royalty [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 2,586,380	0
Societe des Produits Nestle S.A. [Member] | Purchase of products [Member] | USD [Member]
Related Parties Tax ID	0-E
Country of incorporation	United Kingdom
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 46,572	0
Societe des Produits Nestle S.A. [Member] | Royalty [Member]
Related Parties Tax ID	0-E
Country of incorporation	United Kingdom
Description of nature of related party relationship	Royalty
Watt's Alimentos S.A. [Member] | Purchase of products [Member] | USD [Member]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Subsidiary related
Current payables to related parties	$ 92,566	2,196
Canal 13 SpA. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 196,805	333,658
Hapag-Lloyd Chile SpA. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 54,194	0
Cerveceria Szot SpA. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	76,481,675-7
Country of incorporation	Chile
Description of nature of related party relationship	Associate of subsidiary
Current payables to related parties	$ 17,288	4,930
Cerveceria Kunstmann Ltda. [Member] | Services received [Member]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Cerveceria Kunstmann Ltda. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 13,733	6,691
Alimentos Nutrabien S.A [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	78,105,460-7
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current payables to related parties	$ 543	315
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Purchase of products
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 958,293	846,035
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 37,433	41,667
Empresa Nacional de Energia Enex S.A. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 139,373	124,255
SAAM S.A. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	92,048,000-4
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 123	0
Inversiones Enex S.A. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 76	0
Empresas Carozzi S.A. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current payables to related parties	$ 1,595,771	1,930,063
Transbank S.A. [Member] | Commission [Member]
Related Parties Tax ID	96,689,310-9
Country of incorporation	Chile
Description of nature of related party relationship	Commission
Transbank S.A. [Member] | Commission [Member] | CLP [Member]
Related Parties Tax ID	96,689,310-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 3,462	2,955
SAAM Extraportuarios S.A. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	96,798,520-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,971	0
Banchile Factoring S.A. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	96,894,740-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller
Current payables to related parties	$ 0	78,591
Radiodifusion SpA. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 55,244	19,018
San Antonio Terminal Internacional S.A. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 7,541	0
Cerveceria Austral S.A. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 1,152,343	1,462,888
Artikos Chile S.A. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	96,953,410-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 137	0
Banco de Chile [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 22,730	41,001
Foods Compania de Alimentos CCU S.A. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 17,406	36,834
Foods Compania de Alimentos CCU S.A. [Member] | Discount fleet [Member] | CLP [Member]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 0	143,465
Foods Compania de Alimentos CCU S.A. [Member] | Consignation sales [Member] | CLP [Member]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 233,565	217,689
Comercial Patagona Ltda one [Member] | Services received [Member]
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current payables to related parties	$ 32,320	37,889
Comercial Patagona Ltda one [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	77,755,610-K
Comercial Patagona Ltda two [Member] | Services received [Member]
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current payables to related parties	$ 74,351	0
Comercial Patagona Ltda two [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	77,755,610-K
Servicios Aeroportuarios Aerosan S.A. One [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	94,058,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 2,025	0
Servicios Aeroportuarios Aerosan S.A. Two [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	94,058,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 0	$ 1,273